Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling and Marketing Expense [Member]
Expense related to related parties	¥ 543	$ 83	¥ 806	¥ 1,225
General and Administrative Expense [Member]
Expense related to related parties	¥ 227	$ 35	¥ 0	¥ 0